Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the non-cancellable period of the agreement - Johnson Controls, Inc [Member] - USD ($)
	Mar. 31, 2021	Dec. 31, 2020
Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the non-cancellable period of the agreement [Line Items]
2021 (nine months)	$ 4,718,750
Total	4,718,750	$ 4,718,750
Unrestricted [Member]
Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the non-cancellable period of the agreement [Line Items]
2021 (nine months)	3,968,750
Total	3,968,750	3,968,750
Activation [Member]
Sponsorship Revenue and Associated Commitments (Details) - Schedule of future cash to be received and required activation spend under the non-cancellable period of the agreement [Line Items]
2021 (nine months)	750,000
Total	$ 750,000	$ 750,000